PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

10. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	As of
	June 30, 2025	December 31, 2024
Computer hardware and software	$3,610	$3,070
Furniture, fixture, and equipment	9	9
Total property and equipment	3,619	3,079
Less: accumulated depreciation	(1,295)	(963)
Property and equipment, net	$2,324	$2,116

For the three and six months ended June 30, 2025 depreciation expense was $176 thousand and $332 thousand, respectively. For the three and six months ended June 30, 2024 depreciation expense was $117 thousand and $220 thousand, respectively.